Description of the Plan - Notes Receivable from Participants (Details) - Puerto Rico Group Savings Plan	12 Months Ended
Dec. 31, 2025 USD ($) loan
Description of the Plan
Note receivable, minimum borrowing amount	$ 1,000
Note receivable, maximum borrowing percentage	50.00%
Note receivable, maximum borrowing amount	$ 50,000
Number of loans outstanding | loan	2
Maximum term for purchase of primary residence	15 years
Minimum
Description of the Plan
Interest rates of notes receivable from participants	8.50%
Maximum
Description of the Plan
Interest rates of notes receivable from participants	9.50%
Loan term	5 years